DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Cash contributions	$ 57,104	$ 99,345	$ 155,766